Financial instruments and risk management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 297	£ 296
Related amounts not offset in the Group balance sheet	(151)	(184)
Amount presented in the Group balance sheet, liabilities	(215)	(424)
Related amounts not offset in the Group balance sheet	151	184
Amount presented in the Group balance sheet	82	(128)
Net amount	82	(128)
Financial assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	146	112
Financial liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	£ (64)	£ (240)